UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [ ]; Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Old Mutual Capital, Inc.
Address:    4643 S. Ulster Street, 6th Floor
            Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kathryn A. Burns
Title:      Chief Compliance Officer
Phone:      720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns  	 Denver, Colorado   January 31, 2011

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    ----------------------------------------
028-05990               Acadian Asset Management LLC
028-04895               Analytic Investors, LLC
028-12481               Ashfield Capital Partners, LLC
028-01006               Barrow Hanley Mewhinney & Strauss Inc.
028-11628               Copper Rock Capital Partners LLC
028-11912               Dwight Asset Management Company LLC
028-01666               Eagle Asset Management, Inc.
028-04321               Heitman Real Estate Securities LLC
028-04041               Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total:     $599,791

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report Is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1     028-11931               Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    24831    76981 SH       DEFINED 01            76981        0        0
  ADOBE SYSTEMS INC              COM              00724F101    23085   750000 SH       DEFINED 01           750000        0        0
  ALLSTATE CORP                  COM              020002101    20169   632644 SH       DEFINED 01           632644        0        0
  BANK OF AMERICA CORP.          COM              060505104    12006   900000 SH       DEFINED 01           900000        0        0
  BLACKROCK INC                  COM              09247X101    16580    87000 SH       DEFINED 01            87000        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702     6837    85350 SH       DEFINED 01            85350        0        0
  CONSOL ENERGY INC              COM              20854P109    16328   335000 SH       DEFINED 01           335000        0        0
  CISCO SYSTEMS INC              COM              17275R102    23356  1154513 SH       DEFINED 01          1154513        0        0
  CVS CORP                       COM              126650100     6519   187500 SH       DEFINED 01           187500        0        0
  DELL, INC.                     COM              24702R101     9532   703502 SH       DEFINED 01           703502        0        0
  GENL ELECTRIC                  COM              369604103    27648  1511620 SH       DEFINED 01          1511620        0        0
  GOOGLE INCORPORATED            COM              38259P508    34569    58200 SH       DEFINED 01            58200        0        0
  HARTFORD FINL S                COM              416515104    21060   795000 SH       DEFINED 01           795000        0        0
  INTEL CORP                     COM              458140100    11567   550000 SH       DEFINED 01           550000        0        0
  INVESCO LTD                    COM              G491BT108    20692   860000 SH       DEFINED 01           860000        0        0
  JOHNSON & JOHNS                COM              478160104    24923   402957 SH       DEFINED 01           402957        0        0
  JPMORGAN CHASE & CO.           COM              46625H100     5188   122301 SH       DEFINED 01           122301        0        0
  MEDTRONIC                      COM              585055106    22154   597304 SH       DEFINED 01           597304        0        0
  METLIFE INC                    COM              59156R108    41459   932930 SH       DEFINED 01           932930        0        0
  MERCK & CO                     COM              58933Y105     8296   230186 SH       DEFINED 01           230186        0        0
  MICROSOFT CORP                 COM              594918104    34680  1242135 SH       DEFINED 01          1242135        0        0
  NRG ENERGY INC                 COM              629377508    29258  1497326 SH       DEFINED 01          1497326        0        0
  PFIZER INC                     COM              717081103    15804   902547 SH       DEFINED 01           902547        0        0
  QUALCOMM                       COM              747525103    16757   338600 SH       DEFINED 01           338600        0        0
  STAPLES INC                    COM              855030102    11840   520000 SH       DEFINED 01           520000        0        0
  STATE STREET CORP              COM              857477103    26291   567353 SH       DEFINED 01           567353        0        0
  TEVA PHARMA ADR                ADS              881624209    21113   405000 SH       DEFINED 01           405000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    21574   597457 SH       DEFINED 01           597457        0        0
  EXXON MOBIL COR                COM              30231G102    45675   624664 SH       DEFINED 01           624664        0        0

S REPORT SUMMARY             29     DATA RECORDS          599791                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED